Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Mid Cap Index Fund - Class A | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Class A | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Class A | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Class A | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Mid Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Mid Cap Index Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Mid Cap Index Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mid Cap Index Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Mid Cap Index Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Mid Cap Index Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Mid Cap Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Mid Cap Index Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mid Cap Index Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Mid Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Mid Cap Index Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Mid Cap Index Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Mid Cap Index Fund - Institutional Class | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional Class | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional Class | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Mid Cap Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Mid Cap Index Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Mid Cap Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mid Cap Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Mid Cap Index Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Mid Cap Index Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Mid Cap Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Mid Cap Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mid Cap Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Mid Cap Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Mid Cap Index Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Mid Cap Index Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Mid Cap Index Fund - Institutional 2 Class | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Mid Cap Index Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Mid Cap Index Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Mid Cap Index Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Mid Cap Index Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Mid Cap Index Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mid Cap Index Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Mid Cap Index Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Mid Cap Index Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Mid Cap Index Fund - Institutional 3 Class | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Columbia Mid Cap Index Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Mid Cap Index Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Mid Cap Index Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Mid Cap Index Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Mid Cap Index Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Mid Cap Index Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Mid Cap Index Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Columbia Mid Cap Index Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%